Madison Mosaic Investors Fund
SUMMARY DATA: INVESTORS FUND
Investment Objectives/Goals
The investment objective of the Investors Fund is to seek long-term growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Investors Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Investors Fund
Management fee		0.75%
Distribution (12b-1) fees		none
Other expenses		0.35%
Total annual fund operating expenses		1.10%
Less: Fee waivers and/or expense reimbursements		(0.11%)
Net expenses	[1]	0.99%
[1]	Effective February 6, 2009, the Fund's total annual fund operating expenses were capped at 0.99%. This fee cap will expire on April 30, 2012, unless renewed.

Example:

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Investors Fund	101	339	597	1,337

Portfolio Turnover

The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Investors Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Investors Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Investors Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investors Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.90% (quarter ended 6-30-09)
Lowest:	-23.86% (quarter ended 12-31-08)

Investors Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Investors Fund	1 Year	5 Years	Since Inception
Return Before Taxes	10.44%	2.73%	2.06%
Return After Taxes on Distributions	10.35%	1.95%	1.44%
Return After Taxes on Distributions and Sale of Fund Shares	6.91%	2.28%	1.68%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Mid-Cap Fund
SUMMARY DATA: MID-CAP FUND
Investment Objectives/Goals
The investment objective of the Mid-Cap Fund is to seek long-term growth.
Example:

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Mid-Cap Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Mid-Cap Fund
Management fee	0.75%
Distribution (12b-1) fees	none
Other expenses	0.50%
Total annual fund operating expenses	1.25%

Example:

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Mid-Cap Fund	127	397	686	1,511

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of mid-sized companies.  For this purpose, a “mid-sized company” is one with a market capitalization similar to those companies in the Russell Midcap�� Index.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Mid Cap Company Risk.  The smaller companies held by the Fund may have greater market risk than stocks of more established companies.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Mid-Cap Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Mid-Cap Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	16.96% (quarter ended 6-30-09)
Lowest:	-21.70% (quarter ended 12-31-08)

Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Mid-Cap Fund	1 Year	5 Years	10 Years
Return Before Taxes	21.15%	3.86%	6.43%
Return After Taxes on Distributions	21.15%	2.98%	5.56%
Return After Taxes on Distributions and Sale of Fund Shares	13.75%	3.06%	5.33%
Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Disciplined Equity Fund
SUMMARY DATA: DISCIPLINED EQUITY FUND
Investment Objectives/Goals
The investment objective of the Disciplined Equity Fund is to seek long-term growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Equity Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Disciplined Equity Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Disciplined Equity Fund
Management fee		0.75%
Distribution (12b-1) fees		none
Other expenses	[1]	0.24%
Total annual fund operating expenses		0.99%
Less: Fee waivers and/or expense reimbursements	[1]	(0.03%)
Net expenses		0.96%
[1]	Under a separate services agreement, the Fund's investment adviser provides or arranges for the Fund to have all operational support services needed by the Fund for a fee of 0.24% (annualized) for the first $100 million of net assets, and 0.20% (annualized) for net assets in excess of $100 million. For the first $100 million of net assets, the Fund's investment adviser has contractually agreed to waive "other expenses" from 0.24% to 0.21% (annualized) until at least April 30, 2012.

Example:

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Disciplined Equity Fund	98	312	544	1,212

Portfolio Turnover

The Disciplined Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Disciplined Equity Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Disciplined Equity Fund seeks to achieve its investment objective by diversifying its investments among common stocks in all equity market economic sectors, investing at least 80% of its assets in such securities.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 50-65 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Increased Trading Cost Risk.  The Fund may engage in short term trading to achieve its investment objective.  Accordingly, the Fund may incur increased trading costs than other more passively managed funds.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Disciplined Equity Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Disciplined Equity Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.05% (quarter ended 6-30-09)
Lowest:	-22.17% (quarter ended 12-31-08)

Disciplined Equity Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Disciplined Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.58%	4.01%	2.13%
Return After Taxes on Distributions	9.45%	3.21%	1.54%
Return After Taxes on Distributions and Sale of Fund Shares	6.39%	3.21%	1.61%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Balanced Fund
SUMMARY DATA: BALANCED FUND
Investment Objectives/Goals
The investment objective of the Balanced Fund is to seek to produce current income while providing an opportunity for capital appreciation
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Balanced Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Balanced Fund
Management fee	0.75%
Distribution (12b-1) fees	none
Other expenses	0.49%
Total annual fund operating expenses	1.24%

Example:

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Balanced Fund	126	393	681	1,500

Portfolio Turnover

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund seeks to achieve its investment objective by investing in a combination of common stocks and investment grade bonds. Its stock component—which never exceeds 70% of its assets— will consist primarily of the common stock of established high-quality, growth companies. The rest of the Fund (generally, 30% to 50% of net assets) is invested in investment grade corporate bonds and U.S. government (and government agency) bonds.  In general, approximately 30-50% of the Balanced Fund’s total net assets will be invested in debt securities that have an average weighted maturity of less than 10 years.  The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Interest Rate Risk.  The Fund always invests in bonds. When interest rates go up, bond prices tend to go down. The value of bonds in the Fund are likely to fall as interest rates rise, causing the Fund’s share price to fall as well.  The greater the percentage of the Fund’s investment in bonds, the greater its interest rate risk. You should also understand that the longer the maturity of any bond, the greater the effect will be on its price when interest rates change. The Fund’s average maturity will normally be 10 years or less.

Call Risk.  Bonds held by the Balanced Fund are subject to call risk.  If a bond issuer “calls” a bond (pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. The Fund may also experience a loss if the bond is called at a lower price than what it paid.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Balanced Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Balanced Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	14.19% (quarter ended 6-30-09)
Lowest:	-12.69% (quarter ended 12-31-08)

Balanced Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Balanced Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.02%	4.33%	3.32%
Return After Taxes on Distributions	7.81%	3.54%	2.50%
Return After Taxes on Distributions and Sale of Fund Shares	5.42%	3.50%	2.56%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Small/Mid-Cap Fund
SUMMARY DATA: SMALL/MID-CAP FUND
Investment Objectives/Goals
The investment objective of the Small/Mid-Cap Fund (the “Fund”) is to seek long-term growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Small/Mid-Cap Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Small/Mid-Cap Fund
Management fee	0.75%
Distribution (12b-1) fees	none
Other expenses	0.50%
Total annual fund operating expenses	1.25%

Example:

This example is intended to help you compare the cost of investing in the p Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Small/Mid-Cap Fund	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of small and mid-sized companies.  For this purpose, a “small or mid-sized company” is one with a market capitalization anywhere between the market capitalization of those companies at the low end of the Russell 2000�� Index and the market capitalization of those companies at the high end of the Russell Midcap�� Index.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 40-80 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Small-to-Mid Cap Company Risk.  Investing in small and mid-sized companies involves greater risk than larger companies. The smaller the company, the more its stock is subject to abrupt or erratic price movements compared with larger-company stocks. Small companies, in particular, often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.  Moreover, the stocks of small companies can be illiquid. In such cases, the Fund may have difficulty selling holdings or may only be able to sell the holdings at prices substantially less than what the adviser believes they are worth.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Small/Mid-Cap Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-7.80% (quarter ended 3-30-09)

Small/Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Small/Mid-Cap Fund	1 Year	Since Inception	Inception Date
Return Before Taxes	18.42%	23.91%	Dec 31, 2008
Return After Taxes on Distributions	16.84%	21.41%	Dec 31, 2008
Return After Taxes on Distributions and Sale of Fund Shares	12.80%	19.31%	Dec 31, 2008
Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)	26.71%	32.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Institutional Equity Option Fund
SUMMARY DATA : INSTITUTIONAL EQUITY OPTION FUND
Investment Objectives/Goals

The investment objectives of the Madison Institutional Equity Option Fund (the “Fund”) are to provide consistent total return and secondarily, to provide a high level of income and gains from options premiums.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Institutional Equity Option Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Institutional Equity Option Fund
Management fee		0.75%
Distribution (12b-1) fees		none
Other expenses		0.20%
Total annual fund operating expenses	[1]	0.95%
[1]	The Fund pays its investment adviser a management fee which is known as a "fulcrum fee." What this means is that the base management fee, which is 0.75%, may be adjusted up or down by 0.15% if the Fund's performance gross of expenses exceeds or trails the Chicago Board Options Exchange BuyWrite Monthly Index (the "BXM Index") by 1% or more over a three year rolling performance period. The actual management fee that was paid for the Fund's last fiscal year was 0.59%. Accordingly, total annual fund operating expenses for that period were 0.79%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Institutional Equity Option Fund	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio consisting primarily of common stocks of issuers that, in the view of the Fund’s investment adviser, are selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks. The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investment adviser will allocate the Fund’s assets among stocks in various sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund’s portfolio. The extent of option writing activity will depend upon market conditions and the investment adviser’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings.  In addition to its covered call strategy, the Fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund’s portfolio.  Due to the nature of this Fund, when options are exercised and stocks are called away, the Fund will see its cash position materially increase.

Principal Risks

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.  An investment in the Fund represents an indirect investment in the securities owned by the Fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Your investment at any point in time may be worth less than you original investment, even after taking into account the reinvestment of Fund distributions.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
  When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price.  If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise.
  If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk.  Because the Fund may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective, the Fund may have increased costs, which can lower the actual return of the Fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	17.13% (quarter ended 6-30-09)
Lowest:	-21.98% (quarter ended 12-31-08)

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Institutional Equity Option Fund	1 Year	Since Inception	Inception Date
Return Before Taxes	4.95%	(0.38%)	Mar 31, 2006
Return After Taxes on Distributions	4.95%	(1.96%)	Mar 31, 2006
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	(1.17%)	Mar 31, 2006
Chicago Board Options Exchange S&P 500 BuyWrite Monthly Index	5.86%	2.08%
S&P 500�� Index	15.06%	1.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index returns shown do not reflect fees, expenses or taxes.

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000710977
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 1, 2011
Madison Mosaic Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: INVESTORS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Investors Fund is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Investors Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Investors Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Bar Chart [Heading]	rr_BarChartHeading	Investors Fund Calendar Year Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Investors Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Annual Return 2001	rr_AnnualReturn2001	(2.52%)
Annual Return 2002	rr_AnnualReturn2002	(16.94%)
Annual Return 2003	rr_AnnualReturn2003	22.14%
Annual Return 2004	rr_AnnualReturn2004	(11.49%)
Annual Return 2005	rr_AnnualReturn2005	(2.81%)
Annual Return 2006	rr_AnnualReturn2006	16.55%
Annual Return 2007	rr_AnnualReturn2007	(0.18%)
Annual Return 2008	rr_AnnualReturn2008	(33.40%)
Annual Return 2009	rr_AnnualReturn2009	33.73%
Annual Return 2010	rr_AnnualReturn2010	10.44%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.90% (quarter ended 6-30-09)
Lowest:	-23.86% (quarter ended 12-31-08)

Performance Table Heading	rr_PerformanceTableHeading	Investors Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Investors Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net expenses	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,337
Madison Mosaic Investors Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Madison Mosaic Investors Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Madison Mosaic Investors Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Madison Mosaic Investors Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Madison Mosaic Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: MID-CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mid-Cap Fund is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Example:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid-Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of mid-sized companies.  For this purpose, a “mid-sized company” is one with a market capitalization similar to those companies in the Russell Midcap�� Index.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Mid Cap Company Risk.  The smaller companies held by the Fund may have greater market risk than stocks of more established companies.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Mid-Cap Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Mid-Cap Fund Calendar Year Returns
Annual Return 2001	rr_AnnualReturn2001	15.32%
Annual Return 2002	rr_AnnualReturn2002	(12.87%)
Annual Return 2003	rr_AnnualReturn2003	28.53%
Annual Return 2004	rr_AnnualReturn2004	18.90%
Annual Return 2005	rr_AnnualReturn2005	0.55%
Annual Return 2006	rr_AnnualReturn2006	16.32%
Annual Return 2007	rr_AnnualReturn2007	8.62%
Annual Return 2008	rr_AnnualReturn2008	(36.61%)
Annual Return 2009	rr_AnnualReturn2009	24.51%
Annual Return 2010	rr_AnnualReturn2010	21.15%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	16.96% (quarter ended 6-30-09)
Lowest:	-21.70% (quarter ended 12-31-08)

Performance Table Heading	rr_PerformanceTableHeading	Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Mid-Cap Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Madison Mosaic Mid-Cap Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.15%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Madison Mosaic Mid-Cap Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.15%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Madison Mosaic Mid-Cap Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Madison Mosaic Mid-Cap Fund | Russell Midcap�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Madison Mosaic Disciplined Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: DISCIPLINED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Disciplined Equity Fund is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Disciplined Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Disciplined Equity Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Disciplined Equity Fund seeks to achieve its investment objective by diversifying its investments among common stocks in all equity market economic sectors, investing at least 80% of its assets in such securities.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 50-65 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Increased Trading Cost Risk.  The Fund may engage in short term trading to achieve its investment objective.  Accordingly, the Fund may incur increased trading costs than other more passively managed funds.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Disciplined Equity Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Disciplined Equity Fund Calendar Year Returns
Annual Return 2001	rr_AnnualReturn2001	(2.97%)
Annual Return 2002	rr_AnnualReturn2002	(14.17%)
Annual Return 2003	rr_AnnualReturn2003	16.73%
Annual Return 2004	rr_AnnualReturn2004	6.83%
Annual Return 2005	rr_AnnualReturn2005	(2.34%)
Annual Return 2006	rr_AnnualReturn2006	16.83%
Annual Return 2007	rr_AnnualReturn2007	9.05%
Annual Return 2008	rr_AnnualReturn2008	(34.20%)
Annual Return 2009	rr_AnnualReturn2009	32.50%
Annual Return 2010	rr_AnnualReturn2010	9.58%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.05% (quarter ended 6-30-09)
Lowest:	-22.17% (quarter ended 12-31-08)

Performance Table Heading	rr_PerformanceTableHeading	Disciplined Equity Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Disciplined Equity Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Net expenses	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,212
Madison Mosaic Disciplined Equity Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Madison Mosaic Disciplined Equity Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Madison Mosaic Disciplined Equity Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	1.61%
Madison Mosaic Disciplined Equity Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Madison Mosaic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Fund is to seek to produce current income while providing an opportunity for capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund seeks to achieve its investment objective by investing in a combination of common stocks and investment grade bonds. Its stock component—which never exceeds 70% of its assets— will consist primarily of the common stock of established high-quality, growth companies. The rest of the Fund (generally, 30% to 50% of net assets) is invested in investment grade corporate bonds and U.S. government (and government agency) bonds.  In general, approximately 30-50% of the Balanced Fund’s total net assets will be invested in debt securities that have an average weighted maturity of less than 10 years.  The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Interest Rate Risk.  The Fund always invests in bonds. When interest rates go up, bond prices tend to go down. The value of bonds in the Fund are likely to fall as interest rates rise, causing the Fund’s share price to fall as well.  The greater the percentage of the Fund’s investment in bonds, the greater its interest rate risk. You should also understand that the longer the maturity of any bond, the greater the effect will be on its price when interest rates change. The Fund’s average maturity will normally be 10 years or less.

Call Risk.  Bonds held by the Balanced Fund are subject to call risk.  If a bond issuer “calls” a bond (pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. The Fund may also experience a loss if the bond is called at a lower price than what it paid.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Balanced Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Balanced Fund Calendar Year Returns
Annual Return 2001	rr_AnnualReturn2001	1.17%
Annual Return 2002	rr_AnnualReturn2002	(9.13%)
Annual Return 2003	rr_AnnualReturn2003	15.29%
Annual Return 2004	rr_AnnualReturn2004	8.19%
Annual Return 2005	rr_AnnualReturn2005	(2.16%)
Annual Return 2006	rr_AnnualReturn2006	11.96%
Annual Return 2007	rr_AnnualReturn2007	2.24%
Annual Return 2008	rr_AnnualReturn2008	(19.92%)
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2010	rr_AnnualReturn2010	8.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	14.19% (quarter ended 6-30-09)
Lowest:	-12.69% (quarter ended 12-31-08)

Performance Table Heading	rr_PerformanceTableHeading	Balanced Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Balanced Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Madison Mosaic Balanced Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Madison Mosaic Balanced Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Madison Mosaic Balanced Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Madison Mosaic Balanced Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Madison Mosaic Small/Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: SMALL/MID-CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small/Mid-Cap Fund (the “Fund”) is to seek long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the p Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of small and mid-sized companies.  For this purpose, a “small or mid-sized company” is one with a market capitalization anywhere between the market capitalization of those companies at the low end of the Russell 2000�� Index and the market capitalization of those companies at the high end of the Russell Midcap�� Index.  The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).  To the extent invested in common stocks, the Fund generally invests in 40-80 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than “hot” stocks or “trendy” growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls “GARP” or “growth at a reasonable price.”  By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets.  The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount).  If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization.  In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Small-to-Mid Cap Company Risk.  Investing in small and mid-sized companies involves greater risk than larger companies. The smaller the company, the more its stock is subject to abrupt or erratic price movements compared with larger-company stocks. Small companies, in particular, often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.  Moreover, the stocks of small companies can be illiquid. In such cases, the Fund may have difficulty selling holdings or may only be able to sell the holdings at prices substantially less than what the adviser believes they are worth.

Growth and Value Risks.  Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Small/Mid-Cap Fund Calendar Year Returns
Annual Return 2009	rr_AnnualReturn2009	29.66%
Annual Return 2010	rr_AnnualReturn2010	18.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-7.80% (quarter ended 3-30-09)

Performance Table Heading	rr_PerformanceTableHeading	Small/Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Small/Mid-Cap Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Madison Mosaic Small/Mid-Cap Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.84%
Since Inception	rr_AverageAnnualReturnSinceInception	21.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Madison Mosaic Small/Mid-Cap Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%
Since Inception	rr_AverageAnnualReturnSinceInception	23.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Madison Mosaic Small/Mid-Cap Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	19.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Madison Mosaic Small/Mid-Cap Fund | Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	32.37%
Madison Institutional Equity Option Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA : INSTITUTIONAL EQUITY OPTION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objectives of the Madison Institutional Equity Option Fund (the “Fund”) are to provide consistent total return and secondarily, to provide a high level of income and gains from options premiums.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio consisting primarily of common stocks of issuers that, in the view of the Fund’s investment adviser, are selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks. The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investment adviser will allocate the Fund’s assets among stocks in various sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund’s portfolio. The extent of option writing activity will depend upon market conditions and the investment adviser’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings.  In addition to its covered call strategy, the Fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund’s portfolio.  Due to the nature of this Fund, when options are exercised and stocks are called away, the Fund will see its cash position materially increase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.  An investment in the Fund represents an indirect investment in the securities owned by the Fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Your investment at any point in time may be worth less than you original investment, even after taking into account the reinvestment of Fund distributions.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
  When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price.  If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise.
  If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk.  Because the Fund may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective, the Fund may have increased costs, which can lower the actual return of the Fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Annual Return 2007	rr_AnnualReturn2007	(3.98%)
Annual Return 2008	rr_AnnualReturn2008	(29.91%)
Annual Return 2009	rr_AnnualReturn2009	29.05%
Annual Return 2010	rr_AnnualReturn2010	4.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	17.13% (quarter ended 6-30-09)
Lowest:	-21.98% (quarter ended 12-31-08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index returns shown do not reflect fees, expenses or taxes.

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Institutional Equity Option Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Madison Institutional Equity Option Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Madison Institutional Equity Option Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Madison Institutional Equity Option Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Madison Institutional Equity Option Fund | Chicago Board Options Exchange S&P 500 BuyWrite Monthly Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Madison Institutional Equity Option Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
[1]	Effective February 6, 2009, the Fund's total annual fund operating expenses were capped at 0.99%. This fee cap will expire on April 30, 2012, unless renewed.
[2]	The Fund pays its investment adviser a management fee which is known as a "fulcrum fee." What this means is that the base management fee, which is 0.75%, may be adjusted up or down by 0.15% if the Fund's performance gross of expenses exceeds or trails the Chicago Board Options Exchange BuyWrite Monthly Index (the "BXM Index") by 1% or more over a three year rolling performance period. The actual management fee that was paid for the Fund's last fiscal year was 0.59%. Accordingly, total annual fund operating expenses for that period were 0.79%.
[3]	Under a separate services agreement, the Fund's investment adviser provides or arranges for the Fund to have all operational support services needed by the Fund for a fee of 0.24% (annualized) for the first $100 million of net assets, and 0.20% (annualized) for net assets in excess of $100 million. For the first $100 million of net assets, the Fund's investment adviser has contractually agreed to waive "other expenses" from 0.24% to 0.21% (annualized) until at least April 30, 2012.